CONSOLIDATED STATEMENT OF FINANCIAL POSITION - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash and due from banks:
Non-interest-bearing	S/ 6,177,356	S/ 7,435,807
Interest-bearing	19,809,406	14,732,709
Total Cash and Due from Banks	25,986,762	22,168,516
Cash collateral, reverse repurchase agreements and securities borrowing	4,288,524	4,082,942
Investments:
At fair value through profit or loss	3,850,762	3,512,445
At fair value through other comprehensive income	24,614,050	23,056,954
At fair value through other comprehensive income pledged as collateral	1,588,673	2,138,881
Total at fair value through other comprehensive income investments	26,202,723	25,195,835
Amortized cost	1,907,738	1,292,203
Amortized cost pledged as collateral	1,569,308	2,862,635
Total amortized cost Investments	3,477,046	4,154,838
Loans, net:
Loans, net of unearned income	115,609,679	110,759,390
Allowance for loan losses	(5,123,962)	(4,952,392)
Total loans, net	110,485,717	105,806,998
Financial assets designated at fair value through profit or loss	620,544	521,186
Premiums and other policies receivable	838,731	887,273
Accounts receivable from reinsurers and coinsurers	791,704	842,043
Property, furniture and equipment, net	1,428,173	1,480,702
Due from customers on acceptances	535,222	967,968
Intangible assets and goodwill, net	2,552,274	2,055,702
Right-of-use assets, net	839,086	0
Deferred tax assets, net	520,953	463,717
Other assets	5,458,470	5,123,036
Total assets	187,876,691	177,263,201
Deposits and obligations:
Non-interest-bearing	33,830,166	32,249,606
Interest-bearing	78,175,219	72,301,704
Deposits and obligations	112,005,385	104,551,310
Payables from repurchase agreements and securities lending	7,678,016	9,415,357
Due to banks and correspondents	8,841,732	8,448,140
Banker's acceptances outstanding	535,222	967,968
Accounts payable to reinsurers	216,734	291,693
Lease liabilities	847,504	0
Financial liabilities at fair value through profit or loss	493,700	362,310
Technical reserves for insurance claims and premiums	9,950,233	8,452,671
Bonds and notes issued	14,946,363	15,457,540
Deferred tax liabilities, net	134,204	108,603
Other liabilities	5,481,288	4,941,533
Total liabilities	161,130,381	152,997,125
Equity attributable to Credicorps equity holders:
Capital stock	1,318,993	1,318,993
Treasury stock	(207,839)	(207,994)
Capital surplus	226,037	246,194
Reserves	19,437,645	17,598,556
Other reserves	1,088,189	708,453
Retained earnings	4,374,935	4,175,041
Equity attributable to owners of parent	26,237,960	23,839,243
Non-controlling interest	508,350	426,833
Total equity, net	26,746,310	24,266,076
Total liabilities and net equity	S/ 187,876,691	S/ 177,263,201